Document and Entity Information	12 Months Ended
Dec. 31, 2020 shares
Document information
Entity Registrant Name	GasLog Partners LP
Entity Incorporation, State or Country Code	1T
Entity Central Index Key	0001598655
Document Type	20-F
Document Period End Date	Dec. 31, 2020
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Common Units, Units Outstanding	47,517,824
Entity Emerging Growth Company	false
Entity Shell Company	false
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Interactive Data Current	Yes
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
ICFR Auditor Attestation Flag	true
Class B units
Document information
Entity Class B Units, Units Outstanding	2,075,000
Series A preference units
Document information
Entity Preference Units, Units Outstanding	5,750,000
Series B preference units
Document information
Entity Preference Units, Units Outstanding	4,600,000
Series C preference units
Document information
Entity Preference Units, Units Outstanding	4,000,000